Research and development expense (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of research and development expense [text block] [Abstract]
Research and development expense capitalized	SFr 2,343,677	SFr 3,230,373